Schedule of Notes Payable (Details) (Parenthetical)																3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 17, 2022 USD ($)	Jun. 17, 2022 COP ($)	Jun. 13, 2022 USD ($)	May 31, 2022 COP ($)	May 31, 2022 USD ($)	May 31, 2022 COP ($)	Mar. 01, 2022 USD ($)	Feb. 15, 2022 USD ($)	Dec. 29, 2021 USD ($)	Jan. 20, 2021 USD ($) shares	Dec. 16, 2020 USD ($)	Oct. 28, 2020 USD ($)	Sep. 14, 2020 USD ($)	Jun. 03, 2020 USD ($) shares	May 04, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Jun. 17, 2022 COP ($)	May 31, 2022 COP ($)	May 30, 2022 USD ($)	May 30, 2022 COP ($)	Apr. 29, 2022 USD ($)	Apr. 29, 2022 COP ($)	Mar. 29, 2021 USD ($)	Feb. 03, 2020 USD ($)	Feb. 03, 2020 COP ($)
Short-Term Debt [Line Items]
Proceeds from related party debt																	$ 40,000
Proceeds from notes payable																	839,320	268,250	$ 1,147,000		$ 476,841
Commitment fee																$ 107,796		107,796	133,755		3,578,500
Repayments of notes payable																			505,567		272,000
Dr.Kenneth Perego II [Member]
Short-Term Debt [Line Items]
Debt instrument, face value																													$ 26,000
Chief Executive Officer, Isaih L. Thomas [Member]
Short-Term Debt [Line Items]
Commitment fee														$ 275,000
Commitment fee shares | shares														500,000
Unsecured Promissory Note One [Member] | OWP Ventures Inc [Member]
Short-Term Debt [Line Items]
Debt instrument, face value			$ 100,000
Advance, repayment date			Jan. 01, 2024
Debt interest rate			8.00%
Unsecured Promissory Note Two [Member] | One World Pharma S.A.S. [Member]
Short-Term Debt [Line Items]
Debt instrument, face value	$ 58,147																						$ 240,000,000
Debt interest rate	4.00%																						4.00%
Proceeds from related party debt	$ 55,821	$ 230,400,000
Debt discount	$ 2,326
Unsecured Promissory Note Three [Member] | One World Pharma S.A.S. [Member]
Short-Term Debt [Line Items]
Debt instrument, face value					$ 87,220																			$ 360,000,000
Advance, repayment date					Nov. 28, 2022	Nov. 28, 2022
Debt interest rate					2.10%																			2.10%
Proceeds from related party debt					$ 76,231	$ 314,640,000
Debt discount				$ 10,990
Unsecured Promissory Note Four [Member] | One World Pharma S.A.S. [Member]
Short-Term Debt [Line Items]
Debt instrument, face value																									$ 4,846	$ 20,000,000
Unsecured Promissory Note Five [Member] | One World Pharma S.A.S. [Member]
Short-Term Debt [Line Items]
Debt instrument, face value																											$ 2,423	$ 10,000,000
Unsecured Promissory Note Six [Member] | OWP Ventures Inc [Member]
Short-Term Debt [Line Items]
Debt instrument, face value							$ 400,000
Advance, repayment date							Jan. 01, 2024
Debt interest rate							8.00%
Unsecured Promissory Note Seven [Member] | OWP Ventures Inc [Member]
Short-Term Debt [Line Items]
Debt instrument, face value								$ 200,000
Advance, repayment date								Jan. 01, 2024
Debt interest rate								8.00%
Unsecured Promissory Note Eight [Member] | OWP Ventures Inc [Member]
Short-Term Debt [Line Items]
Advance, repayment date															May 04, 2022
Loan forgiveness, percentage															40.00%
Debt instrument periodic payment															$ 121,372
Debt instrument periodic payment principal															119,274
Debt instrument periodic payment interest															$ 2,098
Debt instrument forgiven date															Feb. 11, 2022
Unsecured Promissory Note Eight [Member] | OWP Ventures Inc [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Debt interest rate															1.00%
Advance from affiliates															$ 119,274
Note Payable One [Member] | Dr.Kenneth Perego II [Member]
Short-Term Debt [Line Items]
Debt instrument, face value									$ 200,000
Advance, repayment date									Jan. 01, 2024
Debt interest rate									8.00%
Note Payable Two [Member] | AJB Capital Investments LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face value										$ 290,000
Advance, repayment date										Oct. 20, 2021
Debt interest rate										10.00%
Proceeds from notes payable										$ 281,300
Proceeds from issuance of debt										268,250
Original issue discount										8,700
Legal fees										7,250
Brokerage fees										5,800
Commitment fee										$ 200,000
Commitment fee shares | shares										2,000,000
Debt instrument description										As the Company repaid the First AJB Note prior to the Maturity Date, the Company exercised its right to redeem 1,000,000 of the Commitment Fee Shares for a nominal redemption price of $1.00. The issuance of the Commitment Fee Shares resulted in a debt discount of $
Note Payable Three [Member] | One World Pharma S.A.S. [Member]
Short-Term Debt [Line Items]
Debt interest rate																														6.00%	6.00%
Advance from affiliates																														$ 29,134	$ 100,000,000
Repayments of notes payable																			$ 14,567	$ 50,000,000	$ 14,567	$ 50,000,000
Note Payable Four [Member] | Chief Executive Officer, Isaih L. Thomas [Member]
Short-Term Debt [Line Items]
Debt interest rate											6.00%
Advance from affiliates											$ 125,000
Debt instrument periodic payment											130,610
Debt instrument periodic payment principal											125,000
Debt instrument periodic payment interest											$ 5,610
Note Payable Five [Member] | Chief Executive Officer, Isaih L. Thomas [Member]
Short-Term Debt [Line Items]
Debt interest rate												6.00%
Advance from affiliates												$ 50,000
Debt instrument periodic payment												52,918
Debt instrument periodic payment principal												50,000
Debt instrument periodic payment interest												$ 2,918
Note Payable Five [Member] | Kenneth Perego [Member]
Short-Term Debt [Line Items]
Advance, repayment date												Oct. 18, 2021
Note Payable Six [Member] | Kenneth Perego [Member]
Short-Term Debt [Line Items]
Advance, repayment date													Mar. 29, 2021
Debt interest rate													6.00%
Advance from affiliates													$ 26,000
Note Payable Seven [Member] | OWP Ventures Inc [Member]
Short-Term Debt [Line Items]
Advance, repayment date															May 04, 2022
Loan forgiveness, percentage															40.00%
Debt instrument periodic payment															$ 121,372
Debt instrument periodic payment principal															119,274
Debt instrument periodic payment interest															$ 2,098
Debt instrument forgiven date															Feb. 11, 2022
Note Payable Seven [Member] | OWP Ventures Inc [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Debt interest rate															1.00%
Advance from affiliates															$ 119,274